Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

February 6, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust (filing relates to Martin Currie Emerging Markets Fund and QS Strategic Real Return Fund)
(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that (i) the form of Prospectus relating to the Martin Currie Emerging Markets Fund and (ii) the form of Statement of Additional Information related to the QS Strategic Real Return Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 147 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment. The Amendment, which was filed via the EDGAR system on January 20, 2017 and became effective on February 1, 2017, is the most recent amendment to the Trust’s Registration Statement.

In addition, we are hereby filing, pursuant to the requirements of Rule 497(c) under the 1933 Act, (i) the Statement of Additional Information of the Martin Currie Emerging Markets Fund and (ii) the Prospectus of the QS Strategic Real Return Fund. Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which this filing is made and the file numbers of the Trust’s Registration Statement are noted on the Prospectuses and Statements of Additional Information.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger